PARENT COMPANY ONLY CONDENSED FINANCIAL STATEMENTS, Condensed Balance Sheets (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Current assets [Abstract]
Cash and cash equivalents	$ 3,118,988	$ 1,002,841
Prepaid expenses and other assets	535,187	312,387
Total assets	5,224,169	2,192,669
Current liabilities [Abstract]
Accrued expenses and other payables	980,805	636,880
Convertible notes	29,481	0
Total current liabilities	2,362,366	1,186,493
Non-current liabilities [Abstract]
Convertible notes	1,356,332	1,061,796
Total non-current liabilities	1,689,151	1,245,631
Total liabilities	4,051,517	2,432,124
Shareholders' equity [Abstract]
Additional paid-in capital	4,687,284	1,809,232
Accumulated other comprehensive loss	5,449	15,199
Statutory reserves	46	46
Accumulated deficit	(3,530,585)	(2,067,786)
Total shareholders' (deficit) equity	1,172,652	(239,455)	$ 475,131		$ (125,650)
Total liabilities and shareholders' (deficit) equity	5,224,169	2,192,669
Class A Ordinary Shares [Member]
Shareholders' equity [Abstract]
Ordinary shares	$ 154	$ 94
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005		$ 0.0005
Ordinary shares, authorized (in shares)	14,800,000,000	14,800,000,000		14,800,000,000
Ordinary shares, Issued (in shares)	311,068,949	190,423,065
Ordinary shares, Outstanding (in shares)	311,068,949	190,423,065
Class B Ordinary Shares [Member]
Shareholders' equity [Abstract]
Ordinary shares	$ 76	$ 76
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005		$ 0.0005
Ordinary shares, authorized (in shares)	200,000,000	200,000,000		200,000,000
Ordinary shares, Issued (in shares)	152,175,703	152,175,703
Ordinary shares, Outstanding (in shares)	152,175,703	152,175,703
Parent Company [Member]
Current assets [Abstract]
Cash and cash equivalents	$ 1,898,588	$ 519,107
Prepaid expenses and other assets	28,343	24,329
Amounts due from subsidiaries	3,613,656	2,052,292
Total assets	5,540,587	2,595,728
Current liabilities [Abstract]
Accrued expenses and other payables	9,797	8,467
Amounts due to subsidiaries	42,582	41,638
Convertible notes	29,481	0
Total current liabilities	81,860	50,105
Non-current liabilities [Abstract]
Loss in excess of investments	2,939,971	1,726,966
Convertible notes	1,356,332	1,061,796
Total non-current liabilities	4,296,303	2,788,762
Total liabilities	4,378,163	2,838,867
Shareholders' equity [Abstract]
Additional paid-in capital	4,687,284	1,809,232
Accumulated other comprehensive loss	5,449	15,199
Statutory reserves	46	46
Accumulated deficit	(3,530,585)	(2,067,786)
Total shareholders' (deficit) equity	1,162,424	(243,139)
Total liabilities and shareholders' (deficit) equity	5,540,587	2,595,728
Parent Company [Member] | Class A Ordinary Shares [Member]
Shareholders' equity [Abstract]
Ordinary shares	$ 154	$ 94
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, authorized (in shares)	14,800,000,000	14,800,000,000
Ordinary shares, Issued (in shares)	311,068,949	190,423,065
Ordinary shares, Outstanding (in shares)	311,068,949	190,423,065
Parent Company [Member] | Class B Ordinary Shares [Member]
Shareholders' equity [Abstract]
Ordinary shares	$ 76	$ 76
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, authorized (in shares)	200,000,000	200,000,000
Ordinary shares, Issued (in shares)	152,175,703	152,175,703
Ordinary shares, Outstanding (in shares)	152,175,703	152,175,703